File No. 2-96924

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                                   FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT   X
                                                               --
                                    OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14
                                                     --

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                                               COMPANY ACT OF 1940
                                       X
                        POST-EFFECTIVE AMENDMENT NO. 17
                                                     --

                           AMANA MUTUAL FUNDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                             1300 N. State Street
                       Bellingham, Washington 98225-4730
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number- (360) 734-9900

                              Nicholas F. Kaiser
                             1300 N. State Street
                       Bellingham, Washington 98225-4730
                    (Name and Address of Agent for Service)

It  is  proposed  that  this  filing  will  become  effective:
___X___    Immediately  upon  filing  pursuant  to  paragraph  (b) of rule 485 on  _______  pursuant  to  paragraph  (b)  of  Rule  485
______    60  days  after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
______    on  _______pursuant  to  paragraph  (a)(1)  of  rule  485
______    75  days  after  filing  pursuant  to  paragraph  (a)(2) of Rule 485
_______  on  _______  pursuant  to  paragraph  (a)(2)  of  rule  485

If  appropriate,  check  the  following  box:
____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The above issuer has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. No filing fee is due because of reliance on Rule 24f-2. The Notice required by such Rule for the fiscal year ended May 31, 1997 was filed on July 23, 1997.

                             CROSS REFERENCE SHEET
                                   FORM N-1A

Item
----

PART  A          PROSPECTUS
-------          ----------


1.  Cover  Page          AMANA  MUTUAL  FUNDS  TRUST

2.  Synopsis          Not  applicable

3.  Condensed  Financial  Information          FINANCIAL  HIGHLIGHTS

4.  General  Description  of  Registrant          ABOUT  THE  FUND;
     INVESTMENT  OBJECTIVES

5.  Management  of  the  Fund          INVESTMENT  ADVISER;
     RELIGIOUS  CONSULTANT;
     TRUST  MANAGEMENT

6.  Capital  Stock  and  Other  Securities          CAPITAL  STOCK & DIVIDENDS

7.  Purchase  of  Securities  Being  Offered          NET  ASSET  VALUE;
     HOW  TO  BUY  SHARES

8.  Redemption  or  Repurchase          HOW  TO  REDEEM  SHARES

9.  Pending  Legal  Proceedings          Not  applicable

PART  B          STATEMENT  OF  ADDITIONAL  INFORMATION
----  -          --------------------------------------


10.  Cover  Page          Cover  Page

11.  Table  of  Contents          TABLE  OF  CONTENTS

12.  General  Information  and  History          Not  applicable  (in  Part A)

13.  Investment  Objectives  &  Policies          INVESTMENT  OBJECTIVES  AND
     POLICIES  OF  THE  FUNDS

14.  Management  of  the  Registrant          MANAGEMENT  OF  THE  TRUST

15.  Control  Persons  and  Principal          PRINCIPAL  HOLDERS  OF
     Holders  of  Securities          SECURITIES

16.  Investment  Advisory  and  Other          INVESTMENT  ADVISORY
     Services          AND  OTHER  SERVICES

17.  Brokerage  Allocation  and  Other          BROKERAGE  ALLOCATION;
     Practices          PORTFOLIO  TURNOVER

18.  Capital  Stock  and  Other  Securities         Not applicable (in Part A)

19.  Purchase,  Redemptions  and  Pricing          PURCHASE,  REDEMPTION  AND
     of  Securities  Being  Offered        PRICING OF SECURITIES BEING OFFERED

20.  Tax  Status          TAX  STATUS

21.  Underwriters          Not  applicable

22.  Calculations  of  Performance  Data          PERFORMANCE  DATA

23.  Financial  Statements          FINANCIAL  STATEMENTS


PART  C
----  -

                                    PART A


                                  PROSPECTUS

Amana  Mutual  Funds  Trust  presently  offers investors two Funds: Growth and
Income.    There  is  no load (commission), redemption charge, or con-tin-uing distribution  (12b-1)  fee.

The Growth Fund seeks long-term capital growth. The Income Fund seeks current income and preservation of capital from a portfolio of equity securities. All investments are consistent with Islamic principles.


Trustees:
Bassam  Osman,  Chairman
N.  F.  Kaiser,  President
M.  Yaqub  Mirza,  Treasurer
Jamal  M.  al-Barzinji
Iqbal  Unus



(GRAPHIC  OMITTED)
                             1300 N. State Street
                         Bellingham, Washington 98225

                            http://www.saturna.com

                                 360-734-99OO
                                  800-SATURNA
                                [800-728-8762]

                                     AMANA
                               MUTUAL FUNDS TRUST

                                  GROWTH FUND
                                  INCOME FUND



You should read this Prospectus before investing in the Funds. Please read it carefully and keep it for future reference. A Statement of Additional Infor-ma-tion dated August 22, 1997, was filed with the Securities and Exchange Com-mission and is incorporated by reference into this Prospectus. You may obtain a free copy at the SEC website (www.sec.gov) or the Saturna website (www.saturna.com), or by contacting Saturna Capital directly.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DIS-AP-PROVED BY THE SECURITIES AND EXCHANGE COM-MISSION OR ANY STATE SECURITIES AUTHORITY NOR HAS THE COMMIS-SION OR ANY STATE AUTHORITY PAS-SED UPON THE ACCURACY OR ADE-QUACY OF THIS PROSPECTUS. ANY REP-RESEN-TA-TION TO THE CONTRARY IS A CRIMINAL OF-FENSE.




                                  PROSPECTUS
                                August 22, 1997

EXPENSES

The Trust imposes no sales load on purchases or reinvested dividends, no "12b-1" fees, nor any deferred sales load upon redemption. There are no redemption fees or exchange fees. The following table illus-trates operating expenses of the Funds for the fiscal year ending May 31, 1997.


                        ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)



                                    INCOME   GROWTH
                                    -------  -------
Management and Administrative Fees    0.95%    0.95%
12b-1 Expenses                      NONE     NONE
Other Expenses                        0.59%    0.74%
Total Fund Operating Expenses         1.44%    1.69%





     For  Example:




  Each Fund estimates paying     1 year--  $ 15  $ 18
  these expenses on a $1,000    3 years--  $ 48  $ 57
  investment, assuming a 5%     5 years--  $ 85  $100
  annual return                10 years--  $193  $227

This  information  is  to  help you in understand the various (both direct and
------------------------------------------------------------------------------
indirect)  expenses  that  an  investor  bears.    This  table  is  not    a
----------------------------------------------------------------------------
representation  of past or future expenses.   Actual expenses are likely to be
------------------------------------------------------------------------------
more or less than those shown. See Financial Highlights and Investment Adviser
------------------------------------------------------------------------------
for  more  details.
-------------------





ABOUT  THE  FUND

Amana Mutual Funds Trust is de-signed to meet the needs of various investors, and the particular needs of Muslims by invest-ing in ac-cordance with Islamic principles.

The Trust is open to any investor and of-fers the op-portunity to select one or more sep-arate "mutual funds," each of which has different investment ob-jectives.

Amana Mutual Funds Trust was orga-nized as an Indiana Business Trust on July 26, 1984. The Trust is techni-cally known as an "open-end diversi-fied man-agement in-vest-ment com-pany." The Trust is designed as a "series trust" that may offer several sepa-rate funds for in-vestors. The Income Fund commenced operations on June 23, 1986. The Growth Fund began operations on February 3, 1994.

The primary objective of the Growth Fund is long-term capital growth. The primary objective of the Income Fund is current income, with preservation of capi-tal the secondary objective.

                                                         (continued on page 3)

FINANCIAL  HIGHLIGHTS


Selected data for a share of beneficial interest in each Fund outstanding throughout each period. The following schedules for 1997 were audited by Tait, Weller & Baker (and for earlier periods by Price Waterhouse LLP), independent accountants, whose report is included in the Annual Report (incorporated by reference into the Statement of Additional Information). These schedules should be read with the other financial statements and notes in the Annual Report (available without charge from the Trust), which also includes management's discussion of each Fund's performance.

INCOME  FUND





                                         For Year Ended  May 31
                                        ------------------------

                                                  1997              1996      1995      1994     1993     1992     1991     1990
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------


NET ASSET VALUE
AT BEGINNING OF PERIOD                  $                 13.93   $ 12.92   $ 12.18   $ 12.86   $11.94   $11.36   $10.86   $10.39
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------
Income from investment operations
Net investment income                                      0.38      0.42      0.38      0.30     0.32     0.32     0.39     0.38
Net gains or losses on securities
(both realized and unrealized)                             2.86      1.76      0.80     (0.36)    0.92     0.58     0.46     0.53
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------
Total from investment operations                           3.24      2.18      1.18     (0.06)    1.24     0.90     0.85     0.91
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------
Less distributions
Dividends (from net investment Income)                    (0.42)    (0.41)    (0.44)    (0.30)   (0.32)   (0.32)   (0.35)   (0.44)
Distributions (from capital gains)                        (0.14)    (0.76)     0.00     (0.32)    0.00     0.00     0.00     0.00
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------
Total distributions                                       (0.56)    (1.17)    (0.44)    (0.62)   (0.32)   (0.32)   (0.35)   (0.44)
                                        ------------------------  --------  --------  --------  -------  -------  -------  -------
NET ASSET VALUE AT END OF PERIOD        $                 16.61   $ 13.93   $ 12.92   $ 12.18   $12.86   $11.94   $11.36   $10.86
                                        ========================  ========  ========  ========  =======  =======  =======  =======
TOTAL RETURN                                              23.62%    17.03%     9.95%   (0.63%)   10.26%    7.88%    8.11%    8.85%
RATIOS / SUPPLEMENTAL DATA
--------------------------------------
Net assets ($000), end of period        $                16,332   $12,464   $10,708   $10,432   $9,398   $6,913   $5,868   $4,760
Ratio of gross expenses
 to average net assets                                     1.44%     1.57%     1.56%     1.58%    1.58%    1.58%    1.66%    1.76%
Ratio of net investment income
to average net assets                                      2.51%     3.06%     3.11%     2.22%    2.65%    2.75%    3.73%    3.67%
Portfolio turnover rate                                      14%       24%       29%       21%      29%      19%      29%      19%
Average commission rate paid            $                0.0336   $0.0460





                                         1989      1988
                                        -------  ---------


NET ASSET VALUE
AT BEGINNING OF PERIOD                  $ 9.11   $  10.73
                                        -------  ---------
Income from investment operations
Net investment income                     0.38       0.30
Net gains or losses on securities
(both realized and unrealized)            1.29      (1.65)
                                        -------  ---------
Total from investment operations          1.67      (1.35)
                                        -------  ---------
Less distributions
Dividends (from net investment Income)   (0.39)     (0.27)
Distributions (from capital gains)        0.00       0.00
                                        -------  ---------
Total distributions                      (0.39)     (0.27)
                                        -------  ---------
NET ASSET VALUE AT END OF PERIOD        $10.39   $   9.11
                                        =======  =========
TOTAL RETURN                             18.86%   (12.68)%
RATIOS / SUPPLEMENTAL DATA
--------------------------------------
Net assets ($000), end of period        $3,645   $  3,559
Ratio of gross expenses
 to average net assets                    1.88%      2.07%
Ratio of net investment income
to average net assets                     3.85%      3.17%
Portfolio turnover rate                     71%        66%
Average commission rate paid




GROWTH  FUND



Year Ended May 31,1997                                  Year Ended May 31,1996    Year Ended        2/3/1994
May 31,1995                                                  Inception to
              May 31,1994
-----------------------------------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD                 $                  6.86   $      5.04   $            4.69   $    5.00
                                                       ------------------------  ------------  ------------------  ----------
  Income from investment operations
  Net investment income                                                  (0.02)        (0.05)              (0.04)      (0.00)
  Net gains or losses on securities
    (both realized and unrealized)                                        0.32          1.95                0.39       (0.30)
                                                       ------------------------  ------------  ------------------  ----------
Total from investment operations                                          0.30          1.90                0.35       (0.30)
                                                       ------------------------  ------------  ------------------  ----------
  Less distributions
  Dividends (from net investment income)                                  0.00          0.00                0.00       (0.01)
  Distributions (from capital gains)                                     (0.09)        (0.08)               0.00        0.00
                                                       ------------------------  ------------  ------------------  ----------
Total distributions                                                      (0.09)        (0.08)               0.00       (0.01)
                                                       ------------------------  ------------  ------------------  ----------
NET ASSET VALUE AT END OF PERIOD                       $                  7.07   $      6.86   $            5.04   $    4.69
                                                       ========================  ============  ==================  ==========
TOTAL RETURN                                                              4.46%        37.20%               7.46%     (6.20)%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------
Net assets ($000), end of period                       $                 5,924   $     4,151   $           1,974   $     952
Ratio of gross expenses to average net assets                             1.69%         1.94%               2.00%     0.62%*
Ratio of net investment income to average net assets                    (0.60)%       (0.79)%             (0.82)%   (0.35)%*
Portfolio turnover rate                                                     25%           22%                 38%        6%*
Average commission rate paid                           $                0.0396   $    0.0596    (*not annualized)


Invest-ment  decisions  for  both  Funds  are  made in accordance with Islamic
princi-ples.    There  is  no as-surance that specific invest-ment ob-jectives will  be  achieved.

A mutual fund is a company engaged in the business of investing. It sells its own shares to the public and invests the pro-ceeds in a portfolio of securi-ties chosen accor-ding to established objectives.

The  value  of  fund shares fluctuates as the value of the securities in which the funds invest fluctuates. A mutual fund seeks to do for the individual what he might do if he had the time, the inclina-tion, the back-ground, ex-perience and sufficient resources to spread his invest-ments among many busi-nesses.

Amana Mutual Funds Trust sells shares di-rectly to investors, without a sales "load." Since no sales "load" is deducted, the en-tire amount paid for shares is in-vested. Distribution ex-penses are paid by the Adviser (see Investment Adviser).
INVESTMENT  OBJECTIVES
The primary objective of the GROWTH FUND is long-term capital growth, consis-tent with Islamic principles. The objec-tives of the INCOME FUND are cur-rent in-come and preservation of capi-tal, consis-tent with Islamic
principles;      current  in-come  is  its  pri-mary  objective.

In accor-dance with Islamic principles, the Funds shall not make any invest-ments which pay interest. The in-vestment ob-jec-tives of the Funds cannot be changed without share-owner approval.

These objectives are pursued by in-vest-ing in equity securities, including foreign securities. While the Funds may pur-chase preferred stocks and engage in covered op-tion writ-ing, they cur-rently do not do so. The Funds also have the power to use short-term income produc-ing invest-ments (see Investment Policies).

Investing in securities entails both market risk and risk of price variation in individ-ual securities. By diversify-ing its invest-ments, each Fund re-duces the risk of owning one or a few individual securi-ties. There can be no guar-antee that the particular invest-ment objec-tives of either Fund will be realized.
INVESTMENT  POLICIES  AND  RISK  CONSIDERATIONS
AMANA MUTUAL FUNDS TRUST is de-signed to provide investment alterna-tives that are consistent with Islamic princi-ples. Gen-erally, Islamic princi-ples re-quire that investors share in profit and loss, that they receive no usury or inter-est, and that they do not invest in a busi-ness that is not permit-ted by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, gam-bling, and banks or loan associations that are not based on Islamic princi-ples. (The Adviser is not aware of any Islamic banks or loan as-socia-tions whose securities are US-traded.)

These criteria limit the investment selection opportuni-ties more than is customary for other mu-tual funds.

Investments are selected by the Adviser, Saturna Capital Corporation. To insure that investments meet the requirements of the Islamic faith, the Adviser has a con-sulting agreement on Islamic issues with the North American Islamic Trust (NAIT), a non-profit organization serving the Muslim community.

The Adviser has sole responsibility for selection of investments to meet the par-ticular investment objectives of each sep-arate fund of Amana. The consultant (NAIT) advises only on is-sues of the ap-plication of Islamic principles and not on the selection of specific investments. If the consultant cannot resolve an issue, the Adviser will rely on the Board of Trustees for a final determination. A cur-rent Trustee of Amana is also a Trustee of NAIT.

The Adviser selects investments in com-panies which to its knowledge do not vio-late the requirements of the Islamic faith at the time of investment. Whenever the Adviser learns that a company whose stock is owned by a fund has activities (through acquisi-tion or otherwise) that it believes are not permitted by Islamic principles, the Adviser notifies the Board of Trustees. The Board determines whether the stock of that company should be divested by the fund. Immediate divesting may have an ad-verse impact on the investment per-for-mance of a fund.

The policy of the Income Fund is to invest at least 80% of its assets in in-come-pro-ducing equity securities, such as divi-dend-paying common stocks. Some as-sets may be held as cash to cover short-term needs such as redemptions. Including cash for short-term needs, the Income Fund may invest up to 20% of its assets in non-income produc-ing securi-ties for use in covered option writing to earn premium income.

Under normal circumstances, it is the policy of the Growth Fund to invest at least 80% of assets in common stocks. Investments in common stocks involve greater risk, and commensurably greater opportunity for reward, than some other investments, such as investments in short-term bonds and money market in-stru-ments. The value of investments in common stocks fluc-tuates and may be greater than or less than the investment made. The Growth Fund selects investments primar-ily on the expecta-tion of increases in earnings and share price, and not cur-rent dividend-paying ability.

Both Funds are diversified, and do not in-vest more than 5% of total as-sets in the securities of any one is-suer. The Funds will not in-vest more than 25% of its as-sets in any par-ticu-lar industry.

The Trust has adopted certain restric-tions, as out-lined in the next section. The policies outlined in this section can be changed if deemed appropri-ate by a majority of the Board of Trustees.

The Funds may use short-term in-come producing investments to the extent the Board of Trustees and the consultant on Islamic principles agree that those in-vestments are consistent with Islamic principles. Short-term in-vestments are securities which ma-ture or have a re-main-ing maturity of twelve months or less from the date of purchase. The Adviser does not know of any short-term invest-ments which meet Islamic requirements that are currently available in the United States. Most ordinary mutual funds use a variety of interest investments for short-term needs. Islamic princi-ples prohibit the
use  of  these  interest-producing  in-vest-ments.    If  short-term  Islamic
invest-ments become avail-able in the future, the Funds have the power to use them.

Each Fund may invest up to 10% of its assets in foreign securities not traded publicly in the US, but cur-rently limit such investments to 5%. The Funds in-tend to invest only in foreign securities available for trading and settlement in the US, primarily in American Depository Receipts (ADRs) for foreign securities.

During uncertain market or economic conditions, the Funds may adopt a tem-porary, defensive position. The Funds cannot invest in interest-pay-ing instru-ments fre-quently used by mutual funds for this pur-pose. When markets are unattractive, the Adviser chooses be-tween continuing to follow the Funds' in-vestment policy or con-verting securities to cash for tempo-rary, defensive pur-poses. This choice is based on the Adviser's evaluation of mar-ket conditions and the Funds' portfolio holdings. While cash assets do not con-tribute to the Income Fund's primary objective of cur-rent income, they do assist its secondary ob-jective of capital stability.
INVESTMENT  RESTRICTIONS
In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest paying obli-gations of indebtedness.

The Funds may not make loans, lend portfolio securities, make short sales, borrow money, or purchase or sell op-tions, except that they may sell covered call options and purchase call options for the purpose of termi-nating call options previ-ously sold. The Funds currently do not purchase or sell options.

The above restrictions are fundamen-tal policies and may not be changed without prior approval by a majority of the out-standing shares of a Fund. INVESTMENT RESULTS
Shareholders receive a financial re-port showing the investments, income and expenses of your Fund every six months. You may obtain current share values any time by calling the adviser at 800-SATURNA (800/728-8762) or accessing the Internet at www.saturna.com.

PERFORMANCE  DATA

The Funds may publish current yield and average annual total return in advertisements or other publications. In comparing a Fund investment with alternatives, you should consider differences between the Fund and the alternative investment, and the periods and methods used in calculation of the returns. Of course, past results are not necessarily indicative of fu-ture perfor-mance.

You may compute current yield by (i) dividing net investment income over the rolling 30 day period for which the yield is being computed by the aver-age number of shares eligible to re-ceive dividends for the period and (ii) dividing that figure by the Fund's net asset value per share on the last day of the period, and then (iii) annual-iz-ing the results.

To compute average annual total re-turn of a Fund for any specified period (i) as-sume an in-vestment of $1,000 made at net asset value on the first day of the period and that all div-i-dends paid during the period are rein-vested in addi-tional shares at net as-set value and then (ii) divide the ending balance (i.e., the number of shares now held multiplied by the ending net asset value) by the be-ginning balance. For a more com-plete de-scription of the method of computation, see the Statement of Ad-ditional Information.
CAPITAL  STOCK  &  DIVIDENDS
Each Fund of Amana Mutual Funds Trust is divided into shares of benefi-cial inter-est. The shares of each sep-arate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemp-tion, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such pur-poses as electing or remov-ing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All dividends and distribu-tions for each Fund shall be dis-tributed to shareown-ers in proportion to the number of shares owned.

Each Fund intends to distribute sub-stan-tially all its net investment in-come and net realized capital gains, if any, to its shareowners. Distributions from capital gains, if any, are paid at the end of December; income dividends are paid in December and May for the Income Fund and in December for the Growth Fund.

Both dividends and capital gains dis-tri-bu-tions are automatically rein-vested in addi-tional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distri-butions in cash. The shares purchased with divi-dends or with capital gains dis-tributions may be redeemed by using any method for re-demption of shares of the fund (see How to Redeem Shares). You are notified of each divi-dend and capital gains distribu-tion when paid.

The Funds intend to continue to qualify as regu-lated investment companies under the Internal Revenue Code and to distribute sub-stantially all their net in-come and real-ized net gains on in-vestments. Under such circum-stances, a Fund is not re-quired to pay federal in-come taxes on amounts it distributes.

At year-end, the transfer agent reports to the shareowner and to the l.R.S. the amount of each redemption transaction and the amount of divi-dends and capital gains distributions. Dividend amounts represent the pro-portionate share the shareowner is to report on a tax return for the year (even though the shareowner may not have a tax liability in that year). Distributions may also be subject to state and local taxes.

To avoid being subject to a 31% fed-eral withholding tax on dividends and distri-bu-tions, you must furnish your cor-rect Social Security or Tax Identification Number.

Share-owners who are not US tax-payers may be subject to a 30% with-hold-ing tax un-der US provisions applicable to foreign investors, unless a reduced
rate  or  ex-emption  is  pro-vided  under  a  tax  treaty.    Capital  gain
distributions  paid  by  the  Funds  are  not subject to foreign with-holding.

NET  ASSET  VALUE
Each  Fund  computes  its  net  asset  value  per  share  each business day by di-vid-ing (i) the value of all of its se-curities and other as-sets, less liabili-ties, by (ii) the num-ber of shares out-standing. The Funds compute their net as-set values as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Ex-change is open for trading. The Funds' shares are not priced on any custom-ary na-tional busi-ness holiday that US se-curities markets are closed. The net asset value appli-ca-ble to purchases or redemp-tions of shares of each Fund is the net asset value next com-puted after receipt of a purchase or re-demption order.

The Funds use the price carried by the composite tape of all US ex-changes after 4 p.m. New York time to determine the value of stocks in their portfolios. Securities traded on a US ex-change or the NASDAQ mar-ket sys-tem are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Securities for which there are no readily available market quotations and other assets are val-ued at their fair val-ue as determined in good faith by the Board of Trustees.

HOW  TO  BUY  SHARES
You  may  open  an  account  and  pur-chase  shares  by  sending  a com-pleted
Application with a check for $100 (US only) or more ($25 under a group or retirement plan) made payable to the Fund of your choice. The Trust does not ac-cept ini-tial orders unaccom-pa-nied by payment nor by telephone. The price you receive is the net asset value (see Net Asset Value) next determined after receipt of a pur-chase order. There are no sales charges or loads.

You may purchase additional shares at any time in minimum amounts of $25. Once your account is open, pur-chases can be made by check, by electronic funds transfer, or by wire.

You may autho-rize the use of the Auto-mated Clearing House ("ACH") to pur-chase or redeem shares by completing the appropriate section of the applica-tion. The autho-rization must be received at least two weeks before ACH can be used. ACH is a system for electronic funds transfer. To use ACH to pur-chase or redeem shares, simply call the trans-fer agent. You also may wire money to purchase shares, though typi-cally your wiring bank charges a fee for this service. Call the transfer agent for the in-formation you will need before request-ing your bank to wire funds.

Each time you purchase or redeem shares, you will receive a statement showing the details of the transaction as well as the current number and value of shares you hold. Share bal-ances are computed in full and frac-tional shares, expressed to three decimal places.

At the end of each calendar year, you will re-ceive a complete annual state-ment, which you should retain for tax purposes.

The Amana Funds offer several op-tional plans and services, including a prototype defined contribution plan and Individual Retirement Accounts. Ma-terials describ-ing these plans and applica-tions may be obtained from the Adviser or the transfer agent.

Other  plans offered by the Funds in-clude: (1) an auto-matic investment plan,
(2)  a  sys-tem-atic with-drawal plan to provide regular pay-ments to you, and
(3) the right to ex-change your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vestment ad-viser.

The Funds may be appropriate for a wide range of investors, including corporations, part-ner-ships, associa-tions and other or-ga-ni-za-tions. Ac-counts may be estab-lished by trusts and fiduciaries. You also may make invest-ments as custo-dian for mi-nor children under the Uniform Gifts [or Transfers] to Minors Act of your state of residence.

HOW  TO  REDEEM  SHARES
You may redeem your shares on any business day of the Trust. The Funds pay redemptions in US dol-lars, and the amount you receive is the net asset value per share next determined after receipt of your re-demption request. The amount re-ceived will depend on the value of the in-vestments in that Fund at the time of your redemption, and the amount you receive may be more or less than the cost of the shares you are redeeming. A re-demption constitutes a sale for federal income tax purposes, and you may realize a capital gain or loss on the re-demp-tion.

The Funds normally pay for shares redeemed or exchanged within three days after a proper instruction is re-ceived. To allow time for clearing, re-demption of in-vestments made by check may be re-stricted for up to ten calendar days.

There  are  several  methods  you  may  choose  to  redeem  shares.
WRITTEN  REQUEST
Write:          Amana  Mutual  Funds  Trust
     Box  2838
     Bellingham  WA  98227-2838
     Fax:  360/734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:

     (A)    Redemption  check  (no  mini-mum)  sent  to  registered  owner(s).

(B) Redemption check (no mini-mum) sent as directed if the signa-ture(s) are guaranteed. If pro-ceeds are to be sent to other than the regis-tered owner(s) at the last ad-dress, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national se-curities ex-change.

(C) Federal funds wire. The pro-ceeds ($5000 minimum) may be wired to any bank designated in the re-quest if the signa-ture(s) are guar-an-teed as explained above.
TELEPHONE  REQUEST
Call:          800/728-8762  or
     360/734-9900

You may redeem shares by a tele-phone request and choose one of the following options for the proceeds:

     (A)    Redemption  check  (no  mini-mum)  sent  to  registered  owner(s).

(B) ACH transfer ($100 minimum) with proceeds trans-ferred to your bank ac-count as desig-nated by the ACH au-thorization on your applica-tion. The ACH authori-za-tion must be received by the transfer agent at least two weeks before ACH transfer can be used.

(C) Exchange (in at least the mini-mum estab-lished by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the ex-change is your initial in-vestment into this Fund, the new ac-count will au-tomatically have the same registration as your original ac-count. Of course, shares must be registered for purchase in your state before an ex-change may be made. Exchanging shares may have tax consequences, because an exchange redemption is considered a closing capital transaction for tax purposes.

(D) Federal funds wire. Proceeds ($5000 min-imum) may be wired only to the bank previously designated, or as di-rected in a prior written instruc-tion with signatures guar-anteed, as explained above.

For telephone requests the Funds will en-deavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide (1) the name of the per-son making the request, (2) the name and address of the regis-tered owner(s), (3) the account number, (4) the amount to be withdrawn, and (5) the method for payment of the pro-ceeds. The Funds also may require a form of personal identification, and provide writ-ten confirmation of transactions. The Funds will not be responsible for the re-sults  of  transactions  they  rea-sonably  be-lieve  genuine.
CHECK  WRITING
You may also redeem shares in your account by drawing checks on your ac-count for amounts of $500 or more.

Upon request, your Fund provides a small book of blank checks for a $10 fee, which you may then write to any payee. Checks are re-deemed at the net as-set value next de-termined after re-ceipt by the transfer agent. If you wish to use this feature, you should request the Check Writing Privi-lege on the Application at the time you open an account. Note that, as with any redemption, each check is a closing capital transac-tion for tax re-porting purposes.
INVESTMENT  ADVISER

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "Adviser") for the Trust. The Adviser, a Washington State corporation established in 1989, has two classes of common stock outstanding: common ("voting") and Class A ("non-voting"). The two classes of stock are identical, except that the Class A stock has voting rights only in the case of a cor-porate restructuring or sale. Combining common and Class A stockholdings, as of August 1, 1997, the Adviser was owned 29% by Nicholas Kaiser, 14% by Brian A. Anderson, 13% by Phelps McIlvaine, 12% by James D. Winship and 11% by Vern Clemenson. No other shareowner owns more than 10%. The Adviser's wholly-owned subsidiary, Investors National Corporation, is a dis-count brokerage firm and acts as distribu-tor for the Trust without compen-sation.

Saturna  Capital  is  also  the  adviser  to  Saturna Investment Trust, an $12
mil-lion  five-portfolio  mutual  fund.    Mr.
Kaiser has managed mutual funds since 1976 and has been the principal manager of the Amana Mutual

Funds  since  1990.   Mr. Anderson and Mr. Kaiser also manage private accounts
for  Saturna  Capital  Corporation.

Each Fund pays the Adviser an advi-sory and administration fee of 0.95% annually of average daily net assets. Although higher than that of most funds, this fee also cov-ers certain administrative services and is warranted, in the opinion of the Trustees.

Under its respective investment advi-sory agreement each Fund pays its own taxes, bro-kerage commissions, any trustees' fees (currently none), legal and ac-counting fees, insurance premi-ums, cus-todian, transfer agent, registrar and divi-dend disbursing agent fees, ex-penses in-curred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and print-ing costs for prospectuses, reports and notices to shareowners. The Adviser, at its own ex-pense, furnishes office space, of-fice facili-ties and equipment, personnel (including executive offi-cers) and clerical and book-keeping services required to conduct the business of each Fund. Total ex-penses of the Income Fund and Growth Fund for the fiscal year ended May 31, 1997 amounted to 1.44% and 1.69% of each Fund's average net assets, respectively. The advisory agreements also provide in the event that the total ex-penses of either Fund (excluding taxes, commissions and extraordinary items) for any fiscal year exceed 2% of average daily net assets, the Fund shall be reimbursed for such excess.

Saturna Capital Corporation, Box 2838, Bellingham, WA 98227 acts as transfer agent, maintaining all share-owner records, for which it is paid a fee per account.
RELIGIOUS  CONSULTANT
The  North  American  Islamic  Trust,  Inc.  (NAIT),  2622  East  Main Street,
Plainfield, Indiana 46168, acts as the re-ligious consultant to Saturna Capital re-garding issues of Islamic principles relating to the Funds un-der a sub-advisory agreement with the Ad-viser. From the advisory fee, NAIT is paid for consulting services an an-nual fee of 0.2% of the aver-age daily net asset value of each Fund.

NAIT is a non-profit organization serving Muslim organizations and communities. NAIT operates and manages a variety of service activities for the Islamic Society of North America (ISNA), the Muslim Student Association
(MSA), and other affili-ated organizations and Islamic cen-ters. ISNA and MSA are sepa-rate, non-profit organiza-tions that provide religious, educational, cultural, and community services.

TRUST  MANAGEMENT
The Trust is managed by a Board of five Trustees: Bassam Osman, Nicholas Kaiser, Jamal M. al-Barzinji, M. Yaqub Mirza, and Iqbal Unus. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, de-termine the amount of any dividend or capital gain distribution and serve on any committees of the Trust.

Managers of the Funds and other in-vestment personnel are permitted to engage in securities transactions for their own accounts but only in accor-dance with Saturna Capital's code of ethics that, among other things, requires ad-vance approval of all trades and dis-closure of all holdings. It also pro-hibits a number of transactions, and contains other provisions.

                           AMANA MUTUAL FUNDS TRUST
                            INVESTMENT APPLICATION

Mail  application  and  check  to:          For  assistance,  call:
AMANA  MUTUAL  FUNDS  TRUST          800-SATURNA  or  360/734-9900
BOX  2838,  Bellingham  WA  98227-2838                    FAX  360/734-0755

ACCOUNT  TYPE  AND  NAME


 o  Individual
     First          Middle  Initial                    Last

     Social  Security  Number                      Date  of  Birth
     Month/Day/Year
 o  Joint  with
     First          Middle  Initial          Last
Joint  Owner's  Social  Security  Number
     (Joint  accounts  are  presumed  to  be  "Joint  Tenancy  with  Right  of
Survivorship"  unless    indicated)

 o  Gifts  to  Minor          as  Custodian  for
     Name  of  Custodian          Name  of  Minor

under  the                    oUnif.Gifts  to  Minors  Act
     State               oUniform Transfers                  Minor's Birthdate
Minor's  Soc.Sec.  No.                              to  Minors  Act
 o  Other
Indicate  name of corporation, organization or fiduciary capacity.     Tax ID.
Number
If  a  trust,  include  name(s)  of  trustees  and  date of trust instruments.


     Name(s) of person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street          Apt.,  Suite,  Etc.

     City          State          ZIP  (+4)

TELEPHONE  (          )                    (          )
                      -                               -
     Daytime          Home
CITIZENSHIP        o  US            o Resident Alien      o Non-Resident Alien
            Country
INVESTMENT  SELECTION                    Growth  Fund  for  $
Minimum  $100  per  Fund.                    Income  Fund  for  $
Make  check(s)  payable  to  each  Fund  selected.

TELEPHONE  REDEMPTION  PRIVILEGES

You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)


ACH  TELEPHONE  TRANSFER  PRIVILEGE
o  To  transfer  funds by ACH at no charge to or from my (our) bank account, I
(we)  authorize electronic fund transfers through the Automated Clearing House
(ACH)  for  my  (our)  bank  account designated. Please attach a voided check.


AUTOMATIC  INVESTMENT  PLAN
Invest  $           into o Growth Fund and/or $          into o Income Fund on
the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.


CHECK WRITING PRIVILEGE ($500 per check minimum) ($10 checkbook charge) I (We) request the Custodian to honor checks drawn by me (us) on my (our) o Growth Fund and/or o Income Fund account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation nor Amana Mutual Funds Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

oSingle  Signature  Authority  --  Joint  Accounts  Only:    (CHECKS FOR JOINT
 ------  ---------  ---------  --  -----  --------  -----
ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS
 ------
WITH A SINGLE SIGNATURE.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.


The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.


     Date          Signature  of  Individual  (or  Custodian)


     Date                    Signature  of  Joint  Registrant,  if  any

                        PLEASE SAVE THIS QUICK GUIDE TO


                           AMANA MUTUAL FUNDS TRUST

ACCOUNTS
Open your account by sending a completed Application to the Trust, indicating your Fund selection. For convenience, you may have your account consolidated
with  others  of  your  household  or  other  group.    We  will  appoint  a
representative, responsible for all questions on your account(s). Extra forms will be sent for certain accounts, such as IRA's.

INVESTMENTS
Initial investments are $100 or more ($25 under a group or retirement plan), and are to be accompanied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods - including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available for an extra fee.

DIVIDENDS  AND  PRICES
The Income Fund pays income dividends twice annually, at the end of May and December. The Growth Fund pays dividends at the end of December. Most shareowners reinvest all dividends in additional shares. The Income Fund's price is carried in major newspapers. Both Funds are quoted on electronic systems (AMANX and AMAGX), and prices are available by calling 888-73-AMANA (26262).

FREE  RETIREMENT  PLANS
We offer a defined contribution Profit-Sharing / Money Purchase plan and an Individual Retirement Account. There are no extra fees or charges for these plans.

FOR  MORE  INFORMATION
Please consult the applicable pages of this Prospectus for additional details on Amana Mutual Funds Trust and the services to its shareowners. You may also call 800-SATURNA (800-728-8762) with any questions, and visit Saturna Capital
on  the  Internet:    www.saturna.com.

                                    PART B





                      STATEMENT OF ADDITIONAL INFORMATION

                           AMANA MUTUAL FUNDS TRUST

                                  GROWTH FUND
                                  INCOME FUND

                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360/734-9900
                                  800/SATURNA

                      STATEMENT OF ADDITIONAL INFORMATION
                                August 22, 1997



This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Trust, the Income Fund and the Growth Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated August 22, 1997 from the Trust at the address shown above.

                               TABLE OF CONTENTS
     Page

Investment  Objectives  and  Policies          3
Portfolio  Turnover          4
Performance  Data          4
Management  of  the  Trust          6
Principal  Holders  of  Securities          8
Investment  Advisory  and  Other  Services          8
Brokerage  Allocation          10
Purchase,  Redemption  and  Pricing  of  Securities  Being  Offered         11
Tax  Status          11
Financial  Statements          12

INVESTMENT  OBJECTIVES  AND  POLICIES  OF  THE  FUNDS
The Prospectus describes the types of securities purchased by the Funds of the Amana Mutual Funds Trust in an effort to achieve their investment objectives of cur-rent income and preservation of capital consistent with Islamic principles (Income Fund) and long-term capital growth consistent with Islamic principles (Growth Fund). This sec-tion is provided only for the purpose of expanding or outlining certain policies and restrictions not thoroughly covered in the Prospectus.

All investments are subject to the overall policy of making investment decisions ac-cording to Islamic principles. Investments are selected by the Adviser, Saturna Capital. To insure that investments meet the requirements of the Islamic faith, the Adviser has a consulting agreement on Islamic issues with the North American Islamic Trust (NAIT), a non-profit organization serving the Muslim community.

(i) Each Fund has the power to use covered call options as a method to in-crease the income received from common and preferred stocks owned by that Fund. The Funds may sell (write) covered call options and purchase call options to close out call options previously written. The Trustees currently have, by policy, suspended the use of call options.

(ii) Each Fund has authority to invest up to 10% of its assets in foreign secu-rities not traded publicly in the US While the Funds may occasionally invest in such foreign securities, current policy limits such investments to 5% of fund assets.

The Funds intend to invest only in foreign securities available for trading and set-tlement in the United States, primarily in American Depository Receipts (ADRs) for foreign securities. These are certificates issued by United States banks, representing the right to receive securities of the foreign issuer deposited in that bank or a corre-spondent bank. The Adviser does not plan to invest fund assets in foreign securities that are not traded and settled domestically.

(iii) In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. In addition, the Funds shall not purchase real estate; real estate limited part-nerships (excepting master limited partnerships that are publicly traded on a na-tional security exchange or NASDAQ's National Market System); commodities or com-modity contracts; borrow, lend, or issue senior securities; act as a securities underwriter; purchase se-curities of any issuer in excess of 5% of the value of a Fund; purchase more than 10% of the outstanding voting securities of any issuer or concentrate their in-vestments in a single industry beyond 25% of the total value of a Fund. Also, no Fund of the Trust shall purchase or retain securities of any issuer if the offi-cers or trustees of the Trust or its adviser owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer; the Trust shall not invest in the securities of other in-vestment companies, except by purchase in the open market where no commission or profit results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and no Fund of the Trust shall invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

(iv) The Funds' investments in warrants, valued at the lower of cost or mar-ket, shall not exceed 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

(v) The Trustees have also instructed that investments not be made in preferred stocks.

(vi) The Trustees have also instructed that the Funds should favor no-debt and low-debt companies.
PORTFOLIO  TURNOVER

The Trust places no restrictions on portfolio turnover and will buy or sell invest-ments according to the Adviser's appraisal of the factors affecting the market and the economy. The portfolio turnover rate for the Income Fund for the fiscal years ended May 31, 1997, 1996, and 1995, was 14%, 24%, and 29%, respectively. The turnover rate for the Growth Fund for the fiscal years ended May 31, 1997, 1996 and 1995, was 25%, 22%, and 38%.
PERFORMANCE  DATA
Average annual Total Return and Current Yield information may be useful to in-vestors in reviewing a Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distribu-tions. The performance for any given past period is not an indication of future rates of return or yield on its shares. Total return for the Income Fund for one year from May 31, 1996 through May 30, 1997 was 23.62%. Its average annual total return for the three years ended May 30, 1997 was 16.73%. Average annual total return for the five years ended May 30, 1997 was 11.75%. Average annual total return for the ten years ended May 30, 1997 was 8.65%.

Total Return for Growth Fund for the one year from May 31, 1996 through May 30, 1997 was 4.46% and average annual total return from February 3, 1994 (commencement of operations) through May 30, 1997 was 11.81%.


Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value accord-ing to the following formula:
P  (l  +  T)n  =  ERV

Where          P  =  a  hypothetical  initial  Payment  of  $1,000
     T  =  average  annual  Total  return
     n  =  Number  of  years
     ERV = Ending Redeemable Value of the $1,000 payment made at the beginning of the period.

To  solve  for  average  Total  Return,  the  formula  is  as  follows:

T  =  (  ERV/P)1/n  -  1

Current Yield is computed by dividing the net investment income, as defined by
------- -----
the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield  =  2[(  a-b/cd  +1)6  -1]
Where          a  =  dividends  accrued  during  the  period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the price per share on the last day of the period


The Income Fund has no interest income. For the purpose of computing yield, it recognizes dividend income by accruing 1/360 of the stated annual dividend rate of the security each day in the last 30 days that the security is in the portfolio. The cur-rent yield on the Income Fund and the Growth Fund for the 30 day period ending May 30, 1997 was 1.65% and (0.47)%, respectively.


In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. A Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Trust or the Funds are:

Barron's          Money  Mutual  Fund  Letter
Business  Week          Morningstar
Changing  Times          New  York  Times
Consumer  Digest          Pensions  and  Investments
Financial  World          USA  Today
Forbes          US  News  and  World  Report
Fortune          Wall  Street  Journal
Investor's  Business  Daily

The Funds may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:

Dow  Jones  Industrials          Lipper  Growth  &  Income  Funds
Standard  &  Poor's  500  Stocks          Lipper  Growth  Funds
Standard  &  Poor's  400  Industrials          Lipper  Utility  Funds
Wilshire  5000          Lipper  Equity  Income  Funds
Dow  Jones  Utilities          Lipper  General  Equity  Funds
New  York  Stock  Exchange  Composite          Lipper  Balanced  Funds
NASDAQ  Composite          Ibbotson  Common  Stocks
Russell  2000

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated and published by these independent services. The Funds may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting a Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.
MANAGEMENT  OF  THE  TRUST
                      Trustees and Officers of the Trust

The principal occupation of the Trustees and officers for the last five years is as follows:

* Bassam Osman, MD - Chairman and Trustee; Neurologist, Mercy Hospital & Medical Center, Stevenson Expy. at King Drive, Chicago, Illinois 60616. Also Chairman of North American Islamic Trust, 2622 East Main St., Plainfield, Indiana 46168.

* Nicholas Kaiser, MBA. - President and Trustee; President of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Jamal  M.  al-Barzinji,  PhD.  -  Trustee;  Director, Mena Estates, Inc.  Also
Secretary  and  Trustee  since  1983  of  SAAR  Foundation, Inc., a charitable organization. 555 Grove Street, Herndon, Virginia 22070. Chairman of Mar-Jac Poultry, Inc., 1020 Aviation Boulevard, Gainesvlle, GA 30503. Director, Safa Trust, Inc., 555 Grove St., Suite #114, Herndon, VA 20170.

M. Yaqub Mirza, PhD. - Treasurer and Trustee; President of Mar-Jac Investments, Inc., Vice-President of SAAR Foundation, and Director and Secretary, Mylex Corporation. 555 Grove Street, Herndon, Virginia 22070. Chairman, Jugos Concentrados S.A., (JUCOSA), Parque Industrial s/n, Casilla 91, San Fernando, Chile.

Iqbal Unus, PhD. - Trustee;  Dean of Students/Registrar, School of Islamic and
Social  Sciences,  750-A  Miller  Drive,    SE,  Leesburg,  VA  20176.

M. Naziruddin Ali - Vice President; General Manager of North American Islamic Trust, 2622 East Main St., Plainfield, Indiana 46168.

Pandora Larner -Secretary; Saturna Capital Corporation, 1300 N. State Street, Bellingham WA 98225, since September, 1996. Employed by Doncaster Sales, 2115 37th. Street, Bellingham, WA 98226, and Consultants in Medicine,
Supervisor,  Cordata  Parkway,  Bellingham,  WA.  98225  from  1991  to  1993.

Teresa K. Anderson, MBA. -Asst. Treasurer; Director of Funds and Operations, Saturna Capital Corporation, 1300 N. State Street, Bellingham WA 98225, since December, 1993. Student at Western Washington University and part-time instructor at Whatcom Community College from 1987 to 1993.

* Messrs. Kaiser and Osman are "interested persons" of the Trust as de-fined in the Investment Company Act of 1940. Mr. Kaiser is president of the ad-viser to the Trust. Dr. Osman is Chairman of North American Islamic Trust (a non-profit organization) which advises Saturna on Islamic principles.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.

The salaries of officers of the Trust are paid by their respective employers, not by the Trust. The Trustees are paid no compensation or fees by the Trust, other than reim-bursement of travel expense. For the fiscal year ended May 31, 1997, no Trustees' ex-penses were incurred, as set forth below:


          Pension  or                  Total          Aggregate     Retirement
Compensation
Name  of          Compensa-     Benefits Accrued     Estimated Annual     From
Registrant
Person;          tion  From     As Part of Fund     Benefits Upon     and Fund
Complex
Position      Registrant          Expenses     Retirement     Paid to Trustees
--------      ----------          --------     ----------     ----------------
BASSAM  OSMAN,          $0          $0          $0          $0
Trustee

JAMAL  M.  AL-BARZINJI          0          0          0          0
Trustee

M.  YAQUB  MIRZA,          0          0          0          0
Trustee

IQBAL  UNUS,          0          0          0          0
Trustee

NICHOLAS  F.  KAISER          0          0          0          0
Trustee

As of July 30, 1997, officers and trustees (plus affiliated family members and entities), as a group, owned 29,975 shares, being 3.0% of the outstanding shares of the Income Fund. Also as of that date, the similar figures for Growth Fund were 16,813 shares and 2.0% of the Growth Fund.

                        PRINCIPAL HOLDERS OF SECURITIES

As of July 30, 1997, the principal holders (those with more than 5% of the outstanding shares) of securities of Income Fund were:

     Name                                  Shares          Percentage of Class
     ----                                  ------          -------------------

     SAAR  Foundation  Inc.            59,080                            5.95%

As of July 30,1997, the principal holders (those with more than 5% of the outstanding shares) of securities of Growth Fund were:

     Name                                  Shares          Percentage of Class
     ----                                  ------          -------------------

     Salaheddine  Tomeh          87,550          10.00%
     Paradise  Valley    AZ

     Mohammad  G.  Reda          62,655          7.15%
     Weston  MA


INVESTMENT  ADVISORY  AND  OTHER  SERVICES
North American Islamic Trust, Inc. ("NAIT"), 2622 East Main Street, Plainfield, Indiana 46168, provides religious advice and consultation services on issues of Islamic principles as consultant under an agreement with the Adviser. These consul-tation services are limited to the application of Islamic principles and the propriety of investments or types of investments under Islamic principles. NAIT does not pro-vide advice about the value of securities  or  the  advisability  of  investing  in,  purchas-ing  or selling
securities  or  other  property.    As  Adviser,  Saturna  Capital  has  sole
re-sponsibility for selection of the specific investments of the fund. NAIT is not in-volved in investment selection and has no responsibility for investment results.

NAIT is a non-profit organization, incorporated in 1973, for the purpose of serving the best interests of Islam, the Islamic community, and other Islamic organizations. The Trustees of NAIT are Bassam Osman, Chairman; Ahmad Zaki Hammad, Abdalla Idris Ali, Sala Obeidallah, and Muzammil Siddiqi. NAIT has no stock or ownership interests and no membership other than its Board of Trustees.

NAIT provides religious, charitable, and educational services to the Islamic Society of North America (ISNA), the Muslim Student Association (MSA), and other affiliates. The services of NAIT include holding and managing properties and Islamic Centers of Muslim organizations in trust, managing projects and programs, administrating funds of Islamic Centers for religious, charitable and educational purposes, and publishing books and materials.

Each Fund pays its own taxes, brokerage commissions, trustees' fees, legal and accounting fees, insurance premiums, custodian, transfer agent, registrar and divi-dend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners. The Adviser, at its own expense and without additional cost to the Funds, furnishes office space, office facilities and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the business of the Funds.

Each Fund is obligated to pay Saturna Capital monthly an advisory fee at the rate of 0.95% of average daily net asset value annually. Saturna is obligated to reim-burse a Fund monthly if non-extraordinary expenses exceed an annual rate of 2% of average daily net asset value.

The laws and regulations of various states set expense limitations for mutual funds as a condition for registration to offer and sell shares in that state. Usually, the expense limitation requires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, broker-age commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a fund for its fiscal year. The Board of Trustees determines the states in which the Funds shall register to offer and sell shares. The Board anticipates that the Funds shall register only in states where the lowest limitation applicable to the fund is 2% of average net assets.


The di-rectors and principal executive offi-cers of the Adviser are Nicholas Kaiser, President and Director; Brian A. Anderson, Vice President and Director; Phelps S. McIlvaine, Vice President and Director; Markell F. Kaiser, Treasurer and Director; and Meredith Ross, Vice President and Pandora Larner, Secretary. Prior to December 1989, the Income Fund's ad-viser was Unified Management Corpora-tion of Indianapolis, Indiana. Prior to June 1989, Nicholas Kaiser was the president of Unified of which Markell Kaiser was Executive Vice President. Mr. McIlvaine entered the investment business in 1976 and managed bond hedge funds from 1987 to 1993. Before joining Saturna in 1995, Mr. Anderson was President of Leuthold & Anderson an investment counseling firm that he co-founded.

Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The mailing of all financial statements, notices and prospectuses to shareowners is performed by the transfer agent. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts.


As compensation for services as transfer agent and dividend disbursement agent, the Funds pay Saturna an annual fee of $15.60 per shareowner account plus $5 per Saturna-custodianed retirement plan account, subject to a minimum monthly fee of $833. The Funds reimburse Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions. For the fiscal years ended May 31, 1997, 1996, and 1995, the Income Fund paid fees to its transfer agent of $22,194, $17,102, and $16,197, , respectively. Similarly, for the fiscal years ended May 31, 1997, 1996 and 1995, Growth Fund paid
$10,964,  $9,934  and  $10,000.

For the fiscal years ended May 31, 1997, 1996, and 1995, Saturna Capital was paid $136,282, $109,078, and $99,571, respectively as the Income Fund's investment adviser and administrator. Similarly, for the fiscal years ended May 31, 1997 and 1996, Saturna Capital was paid $49,056 and $25,375, respectively, as the Growth Fund's investment adviser and administrator.

And for the fiscal year ended May 31, 1995, Saturna Capital was paid a gross fee of $14,042 of which $7,502 was waived, for a net fee of $6,540.

National City Bank, Indiana, of Indianapolis, One Merchants Plaza, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Funds pays the autho-rized expenses of the Funds. When Fund shares are redeemed by investors, the pro-ceeds are paid to the shareowner from an account at the custodian bank.

Tait, Weller and Baker, Two Penn Center Plaza, Suite 700, Philadelphia, PA 19102-1707 are the indepen-dent accountants for the Trust and the Funds. The accountants conduct an annual audit of the Funds as of May 31 each year, prepare the tax returns of the Funds and as-sist the Adviser in any accounting matters throughout the year.

BROKERAGE  ALLOCATION
The  placing  of  purchase  and  sale  orders  as  well  as the negotiation of commissions  is  performed  by  the  Adviser  and  is reviewed by the Board of
Trustees. The Adviser may make allocation of brokerage to any broker in return for research or services and for selling shares of any fund of Amana
Mutual Funds Trust. Brokers may provide research or statistical material to the Adviser, but this information is only supple-mental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other ac-count serviced by the Adviser.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution which in the judgment of the Adviser is at-tainable at the time and which would bring the best net overall economic result to the fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commis-sions at a rate in excess of the amount another broker would have charged if it de-termines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

Brokerage is generally directed to Investors National Corporation, a wholly-owned subsidiary of the adviser, which is qualified as a broker-dealer to engage in a gen-eral brokerage business. Investors National Corporation is a "deep-discount" bro-kerage, generally executing stock trades for a commission of 3 or 4 cents per share plus the price of one share. For the fiscal years ended May 31, 1997, 1996, and 1995, the Income Fund paid Investors National $6,702,$6,906, and $9,915, respectively, in deep discount commissions. For the fiscal years ended May 31, 1997, 1996 and 1995, Growth Fund paid Investors National a total of $6,832, $4,783, and $5,657 in deep discount commissions. The Trustees review brokerage activity in detail at
each  regular  meeting.    Meetings  are  held  on  a  quarterly  schedule.

PURCHASE,  REDEMPTION  AND  PRICING  OF  SECURITIES  BEING  OFFERED
See How to Buy Shares, How to Redeem Shares and Net Asset Value in the Prospectus for an explanation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds of Amana Mutual Funds Trust. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Net  asset  value  per  share  is  determined  by  dividing  the  value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.
TAX  STATUS
The Trust is organized as a "series" investment company. Each Fund of the Trust is a separate eco-nomic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The credi-tors and shareowners of each Fund are limited to the assets of that fund for recovery of charges, expenses and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as Income Fund has since its inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies, which relieve funds of federal income taxes on the amounts so distributed. The Income Fund pays dividends from net investment income and dis-tribution of any capital gains at the end of the fiscal year in May and at the end of the calendar year in December. The Growth Fund pays distributions at the end of December.

The amount of investment income and capital gains, if any, which will be available for distribution by the Funds in the future cannot be predicted due to contin-ually changing economic conditions and market prices.

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Funds. Shares purchased with dividends or capi-tal gains distributions may be redeemed using any of the methods for redemption of shares.

Distributions of investment income and short-term capital gains are taxable to share-owners as ordinary income and may be eligible for the dividends received
deduction  for  corporations.    Distributions  designated  as  capital  gain
distributions are taxable to shareowners as long-term capital gains regardless of the length of time a shareowner has held shares of a Fund and are not eligible for the dividends re-ceived deduction. Distributions and dividends may also be subject to state and local taxes. Shareowners will be taxed, as described above, whether the shares automati-cally purchased with dividends and distributions are left in a Fund or are redeemed by the shareowner.

Shortly after the end of each calendar year shareowners are mailed a Form 1099 ad-vising of the gross income and investment expense allocated to the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to with-hold 31% of income from your account. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign with-holding tax under the existing provisions of the code applicable to foreign individu-als and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax
Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.
FINANCIAL  STATEMENTS
The most recent audited annual report accompanies this Statement of Additional Information. Portions are considered a part of the Statement of Additional Information and are incorporated by reference.

                                    PART C




                               OTHER INFORMATION

Financial  Statements  and  Exhibits
---------  ----------  ---  --------

(a)          Financial  Statements


There is incorporated into Part B of this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended May 31, 1997. Filed as Exhibit A hereto:

Report  of  Tait,  Weller  &  Baker,    Independent  Accountants.
Statement  of  Assets  and  Liabilities  as  of  May  31,  1997.
Statement  of  Operations  -  Year  ended  May  31,  1997.
Statements  of  Changes  in  Net  Assets - years ended May 31, 1997, and 1996.
Investments  -  as  of  May  31,  1997.
Notes  to  Financial  Statements.


Included  in  Part  C:

Consent  of  Independent  Accountants.

(b)          Exhibits  included  with  this  filing:

Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed with the Registration Statement for Amana Mutual Funds Trust and amendments thereto.

(l)* (a) Agreement and Declaration of Trust of Amana Mutual Funds Trust, filed July 26, 1984 with Secretary of State of Indiana. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-8A and Form
N-1A  on  April  4,  1985.    File  Nos.  811-4276  and  2-96924.

     (b) Resolution of the Board of Amana Mutual Funds Trust creating series Amana Growth Fund. Incorporated by Reference. Filed as Exhibit 1-2 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(2)* Bylaws of Amana Mutual Funds Trust. Incorporated by Reference. Filed as Exhibit No. 2 to initial filing of Form N-8A and Form N-1A on April 4,
1985.    File  Nos.  811-4276  and  2-96924.

(3)          Not  applicable.

(4)* Specimen of Certificate of Capital Stock, included as Section 2.05 of Bylaws, Exhibit 2 above.

(5)* (a) Agreement for Investment Advisory and administrative Services for the Income Fund of Amana Mutual Funds Trust, effective December 28, 1989, between the Fund and Saturna Capital Corporation. Filed as Exhibit A to filing of Proxy Statement dated November 30, 1989. File Nos. 8114276 and 2-96924.

     (b) Agreement for Investment Advisory and Administrative Services for the Growth Fund of Amana Mutual Funds Trust, between the Trust and Saturna Capital Corporation dated De cember 3, 1993. Incorporated by reference. Filed as Exhibit 5-2 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994

     (c) Sub-advisory Agreement, effective December 28, 1989, between Saturna Capital Corporation and North American Islamic Trust, Inc. Incorporated by Reference. Filed as Exhibit B to Proxy Statement dated November 30, 1989. File Nos. 811-4276 and 2-96924.

     (d) Sub-advisory Agreement between Saturna Capital Corporation and North American Islamic Trust, Inc. for services to Growth Fund series of Amana Mutual Funds Trust, dated December 3, 1993. Incorporated by reference. Filed as Exhibit 5-3 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994.

     (e) Consent of North American Islamic Trust, Inc. as religious consultant, dated December 19, 1985. Incorporated by Reference. Filed as Exhibit No. 5 in Pre-effective Amendment No. 2 to Registration Statement on
Form  N-1A  filed  January  24,  1986.    File  Nos.  811-4276  and  2-96924.

(6)          Not  applicable.

(7)          Not  applicable.

(8)* (a) Custodian Agreement between Income Fund of Amana Mutual Funds Trust and National City Bank, Indiana effective October 22, 1993, incorporated by reference. Filed as Exhibit 8-1 to Post-Effective Amendment No. 10 to
Registration  Statement  on  Form  N-1A  filed  December  3,  1993.

     (b) Custodian Agreement between Growth Fund of Amana Mutual Funds Trust and National City Bank, Indiana, dated December 3, 1993, incorporated by reference. Filed as Exhibit 8-2 to Post-Effective Amendment No 11 to Registration Statement on Form N-1A filed August 5, 1994.

(9)* Agreement for Transfer Agent and Dividend Disbursement Agent Services for the Amana Mutual Funds Trust between the Trust and Saturna Capital Corporation, dated September 1, 1990. Incorporated by Reference. Filed as Exhibit No. 9 to filing of Amendment No. 6 of Form N-1A in September, 1990.

(10)* (a) Opinion of Counsel dated January 7, 1986. Incorporated by Reference. Filed as Exhibit No. 10 in Pre-effective Amendment No. 2 to Registration Statement on Form N-1A and Form N-8A on January 24, 1986. File Nos. 8114276 and 2-96924.

          (b) Opinion of counsel dated December 1, 1993 for Growth Fund series. Incorporated by Reference. Filed as Exhibit 10-2 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(11) (a) Accountant's Consents dated August 18, 1997, attached as Exhibit No. 11-1.

     *(b)  Copies of Powers of Attorney.  Incorporated by reference.  Filed as
Exhibit  No.  11-2           to Post-Effective Amendment No. 8 on Form N-1A in
July,  1992.

(12)          Not  applicable.

(13)*      Form of Subscription Agreement and Investment Letter.  Incorporated
by  Reference.    Filed  as Exhibit 13-1 to Post-Effective Amendment No. 10 to
Registration  Statement  on  Form  N-1A  filed  December  3,  1993.

(14)* (a) Prototype Paired Defined Contribution Money Purchase Pension and Profit Sharing Plan. Incorporated by reference. Filed as Exhibit 14-1 to
Post-          Effective          Amendment  No.  8 on Form N-1A in July 1992.

     (b)  Defined  Contribution  Trust,  Incorporated  by reference.  Filed as
Exhibit  14-2 to     Post-Effective Amendment No. 8 on Form N-1A in July 1992.

     (c)  Money  Purchase  Pension  Adoption  Agreement.    Incorporated  by
reference.
     Filed as Exhibit 14-3 to Post-Effective Amendment No. 8 on Form N-1A in July 1992.

     (d) Profit Sharing Adoption Agreement.  Incorporated by reference.  Filed
as  Exhibit        14-4 to Post-Effective Amendment No. 8 on Form N-1A in July
1992.

(15)          Not  applicable.


(16)          Computation  of  Performance.

The Average Annual Total Return since the inception of the Income Fund through May 31, 1997 is computed to be 9.28% using the values of $2,641.32 as the ERV of $1,000 invested on June 23, 1986, and 10.94 years for n.

The Total Return since the inception of Growth Fund on February 3, 1994 through May 31, 1997 is computed to be 11.81% using the values of $1,448.83 as the ERV of $1,000 invested on February 3, 1994 and 3.32 years for n.

Persons  Controlled  by  or  Under  Common  Control  with  Registrant
---------------------------------------------------------------------

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Number  of  Holders  of  Securities
-----------------------------------

As of July 30, 1997 the following information is furnished for Amana Mutual Funds Trust:

          (1)          (2)
          Title  of  Class          Number  of  Record  Holders
          -----  --  -----          ------  --  ------  -------

Income  Fund          Shares          1,569
Growth  Fund          Shares          887


Indemnification
---------------

There is no provision for indemnification of the officers and trustees of the Trust except as provided by Article III, Section 3.18, and Article V, Section
5.3 of the Agreement and Declaration of Trust of Amana Mutual Funds Trust, which provisions are set forth below:

                                  ARTICLE III
                                  -----------

                         SECTION 3.18. Indemnification
                         ------- ----- ---------------

In addition to the mandatory indemnification provided for in Article V hereof, the Trustees shall have power to the extent permitted by law to indemnify or enter into agreements with any person with whom the Trust or its Portfolios has dealings, including, without limitation, any investment adviser or subadviser, including the Adviser, to such extent as the Trustees shall determine.

                                   ARTICLE V
                                   ---------

                         SECTION 5.3. Indemnification
                         ------- ---- ---------------

Any person (and his heirs, executors and administrators) shall be indemnified by the Trust against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a trustee, officer or employee of the Trust, or of another corporation if the Trust requested him to serve as such, except in relation to any actions, suits or proceedings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves such person of liability to the Trust or its shareowners for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each such person (and his heirs, executors and administrators) shall be indemnified by the Trust against payments made, including reasonable costs and attorneys' fees, provided that such indemnity shall be conditioned upon the prior determination made by a written opinion of independent counsel that such person has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Trust on the basis thereof, shall not prevent a shareowner from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Trust or its shareowners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which such persons may be entitled according to law.

Undertaking  as  to  Indemnification  Provisions
-----------  --  --  ---------------  ----------

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such in demnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Business  and  Other  Connections  of  Investment  Adviser
----------------------------------------------------------

The  answer  to  this item is fully disclosed in Part A and Part B of the Form
N-1A.

Principal  Underwriters
-----------------------

The broker-dealer subsidiary of the Adviser, Investors National Corporation, acts where efficient for the Trust as "distributor," without fee or compensation of any kind, under authority of a resolution by the Trustees. The Trust has no formal underwriters as the shares technically are sold directly by the Trust without a sales charge.

Location  of  Accounts  and  Records
------------------------------------

With the exception of those records maintained by the Custodian, National City Bank, Indiana, 101 W. Washington Street, Indianapolis, Indiana, 46255, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Wash 98225.

Management  Services
--------------------

There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings
------------

The Fund hereby undertakes pursuant to Section 16(c) of the 1940 Act, that, in the event of shareholder application pursuant to such Section, it will assist such shareholders as set forth in such Section.

The Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be duly signed on its behalf by the undersigned thereunto duly authorized in the City of Bellingham, State of
Washington,  on  the    16th  day  of  August,  1997
                      ------
     AMANA  MUTUAL  FUNDS  TRUST

     By  /s/  Nicholas  F.  Kaiser
         -------------------------
     Nicholas  F.  Kaiser,
     President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signature          Title          Date
     ---------          -----          ----

/s/  Nicholas  F.  Kaiser                    President;  Trustee
-------------------------
August  16,  1997
-----------------
     Nicholas  F.  Kaiser          (Principal  Executive  Officer)

/s/  Teresa  K.  Anderson                    Asst.  Treasurer
-------------------------
August  16,  1997
-----------------
     Teresa  K.  Anderson          (Principal  Financial  Officer)

**  Bassam  Osman          All  other  TrusteesAugust  16,  1997
                                               -----------------
**  Jamal  M.  al-Barzinji
**  M.  Yaqub  Mirza
**  Iqbal  Unus

**  By            /s/  Nicholas  F.  Kaiser
                  -------------------------
     Nicholas  F.  Kaiser,  Attorney-in-fact